Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefits
Schedule of analysis of net period cost

	2019		2018		2017
Analysis of net period cost:
Current service cost	Ps.	8,214	Ps.	4,977	Ps.	3,657
Interest cost on benefit obligation		1,872		1,424		1,000
Net period cost	Ps.	10,086	Ps.	6,401	Ps.	4,657

Schedule of changes in defined benefit obligation

	2019		2018		2017
Defined benefit obligation at January 1,	Ps.	18,153	Ps.	19,289	Ps.	13,438
Net period cost charged to profit or loss:
Current service cost		8,214		4,977		3,657
Interest cost on benefit obligation		1,872		1,424		1,000
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		10,192		(5,989)		1,776
Payments made		(225)		(1,548)		(582)
Defined benefit obligation at December 31,	Ps.	38,206	Ps.	18,153	Ps.	19,289

Summary of significant assumptions used in the computation of the seniority premium obligations

	2019	2018	2017
Financial:
Discount rate	7.18%	9.91%	7.72%
Expected rate of salary increases	5.50%	5.65%	5.50%
Annual increase in minimum salary	4.00%	4.15%	4.00%

Biometric:
Mortality (1)	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Schedule of accruals for short-term employee benefits

	2019		2018		2017
Employee profit-sharing (Note 15c)	Ps.	24,097	Ps.	14,984	Ps.	9,063